Other Liabilities (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2020	Mar. 31, 2020	Mar. 31, 2020	May 31, 2019
Other Liabilities (Textual)
Addition assumed	$ 2,362		$ 250
Amounts due to prior owners		$ 2,358	$ 2,358
Owners currently due		$ 900
Amounts due to prior owners repaid				$ 75
Converted shares common stock				$ 825
Banner Midstream [Member]
Other Liabilities (Textual)
Addition assumed	$ 2,362